Discontinued Operations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discontinued Operations [Line Items]
Fair value of estimated payments	$ 218,100
Junze Management Co., Limited [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 218,100
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Loss from disposal of subsidiaries		$ 260,473